Eaton Vance

Multi-Asset Credit Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 38.4%
Security	Principal Amount* (000's omitted)	Value
________________________________________________________________________________________________________
Aerospace and Defense — 1.1%
________________________________________________________________________________________________________
Bombardier, Inc., 6.00%, 10/15/22(1)	421	$413,633
Bombardier, Inc., 6.125%, 1/15/23(1)	869	859,454
Bombardier, Inc., 7.875%, 4/15/27(1)	592	562,385
F-Brasile SpA/F-Brasile US LLC, 7.375%, 8/15/26(1)	288	307,440
TransDigm, Inc., 5.50%, 11/15/27(1)	1,017	1,025,136
TransDigm, Inc., 7.50%, 3/15/27	541	593,396
________________________________________________________________________________________________________
$3,761,444
________________________________________________________________________________________________________
Air Transport — 0.1%
________________________________________________________________________________________________________
Azul Investments LLP, 5.875%, 10/26/24(2)	250	$261,354
________________________________________________________________________________________________________
$261,354
________________________________________________________________________________________________________
Automotive — 0.8%
________________________________________________________________________________________________________
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(1)	2,510	$2,702,893
________________________________________________________________________________________________________
$2,702,893
________________________________________________________________________________________________________
Banks and Thrifts — 0.5%
________________________________________________________________________________________________________
Banco Mercantil del Norte S.A., 5.75% to 10/4/26, 10/4/31(2)(3)	1,520	$1,634,832
________________________________________________________________________________________________________
$1,634,832
________________________________________________________________________________________________________
Brokerage/Securities Dealers/Investment Houses — 0.1%
________________________________________________________________________________________________________
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	459	$458,793
________________________________________________________________________________________________________
$458,793
________________________________________________________________________________________________________
Building and Development — 2.1%
________________________________________________________________________________________________________
AT Securities B.V., 5.25% to 7/21/23(2)(3)(4)	1,750	$1,835,356
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)	1,010	1,055,757
Core & Main Holdings, L.P., 8.625%, (8.625% cash or 9.375% PIK), 9/15/24(1)(5)	998	1,043,324
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	1,069	1,109,077
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	706	731,670
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	1,210	1,134,753
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	33	36,229
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)	24	26,756
________________________________________________________________________________________________________
$6,972,922
________________________________________________________________________________________________________
Business Equipment and Services — 0.9%
________________________________________________________________________________________________________
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	77	$82,005
EIG Investors Corp., 10.875%, 2/1/24	870	900,811
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	1,736	1,997,003
________________________________________________________________________________________________________
$2,979,819
________________________________________________________________________________________________________
Cable and Satellite Television — 2.2%
________________________________________________________________________________________________________
Altice France S.A., 3.375%, 1/15/28(2)	EUR	500	$564,357
Altice France S.A., 8.125%, 2/1/27(1)	2,708	3,031,200
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	2,123	2,186,637
CSC Holdings, LLC, 5.75%, 1/15/30(1)	980	1,054,745
DISH DBS Corp., 5.00%, 3/15/23	250	254,377
DISH DBS Corp., 5.875%, 7/15/22	90	94,660
DISH DBS Corp., 7.75%, 7/1/26	282	296,622
TEGNA, Inc., 4.625%, 3/15/28(1)	144	144,990
________________________________________________________________________________________________________
$7,627,588
________________________________________________________________________________________________________
Clothing/Textiles — 0.0%(6)
________________________________________________________________________________________________________
PrestigeBidCo GmbH, 6.25%, 12/15/23(2)	EUR	100	$114,845
________________________________________________________________________________________________________
$114,845
________________________________________________________________________________________________________
Commercial Services — 1.9%
________________________________________________________________________________________________________
Ellaktor Value PLC, 6.375%, 12/15/24(2)	EUR	595	$679,480
Ellaktor Value PLC, 6.375%, 12/15/24(2)	EUR	3,350	3,812,509
GW B-CR Security Corp., 9.50%, 11/1/27(1)	1,435	1,534,517
Verisure Holding AB, 3.50%, 5/15/23(2)	EUR	300	341,016
Verisure Midholding AB, 5.75%, 12/1/23(2)	EUR	100	113,998
________________________________________________________________________________________________________
$6,481,520
________________________________________________________________________________________________________
Computers — 0.1%
________________________________________________________________________________________________________
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	82	$82,141
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	112	115,360
________________________________________________________________________________________________________
$197,501
________________________________________________________________________________________________________
Distribution & Wholesale — 0.4%
________________________________________________________________________________________________________
Parts Europe S.A., 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(2)(7)	EUR	1,282	$1,430,114
Parts Europe S.A., 5.50%, (3 mo. EURIBOR + 5.50%), 5/1/22(2)(7)	EUR	100	111,764
________________________________________________________________________________________________________
$1,541,878
________________________________________________________________________________________________________
Diversified Financial Services — 2.2%
________________________________________________________________________________________________________
AG Issuer, LLC, 6.25%, 3/1/28(1)(8)	141	$141,480
Cabot Financial Luxembourg S.A., 7.50%, 10/1/23(2)	GBP	850	1,168,035
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	1,364	1,426,423
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(2)	260	271,899
Lincoln Financing S.a.r.l., 3.625%, 4/1/24(2)	EUR	1,467	1,664,614
Vivion Investments S.a.r.l., 3.00%, 8/8/24(2)	EUR	2,300	2,660,040
Vivion Investments S.a.r.l., 3.50%, 11/1/25(2)	EUR	100	117,378
________________________________________________________________________________________________________
$7,449,869
________________________________________________________________________________________________________
Drugs — 1.2%
________________________________________________________________________________________________________
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	33	$37,392
Bausch Health Companies, Inc., 5.00%, 1/30/28(1)	230	233,450
Bausch Health Companies, Inc., 5.25%, 1/30/30(1)	230	234,887
Bausch Health Companies, Inc., 6.125%, 4/15/25(1)	100	103,071
Bausch Health Companies, Inc., 7.00%, 1/15/28(1)	1,862	2,020,251
Bausch Health Companies, Inc., 7.25%, 5/30/29(1)	12	13,470
Bausch Health Companies, Inc., 9.00%, 12/15/25(1)	131	148,194
Nidda Healthcare Holding GmbH, 3.50%, 9/30/24(2)	EUR	1,127	1,266,060
________________________________________________________________________________________________________
$4,056,775
________________________________________________________________________________________________________
Ecological Services and Equipment — 0.7%
________________________________________________________________________________________________________
GFL Environmental, Inc., 5.375%, 3/1/23(1)	70	$71,663
GFL Environmental, Inc., 7.00%, 6/1/26(1)	175	182,883
GFL Environmental, Inc., 8.50%, 5/1/27(1)	1,800	1,965,330
________________________________________________________________________________________________________
$2,219,876
________________________________________________________________________________________________________
Electric Utilities — 0.4%
________________________________________________________________________________________________________
Drax Finco PLC, 6.625%, 11/1/25(1)	1,450	$1,537,094
________________________________________________________________________________________________________
$1,537,094
________________________________________________________________________________________________________
Electronics/Electrical — 0.3%
________________________________________________________________________________________________________
Dell, Inc., 7.10%, 4/15/28	850	$1,031,022
________________________________________________________________________________________________________
$1,031,022
________________________________________________________________________________________________________
Energy — 0.2%
________________________________________________________________________________________________________
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	723	$773,082
________________________________________________________________________________________________________
$773,082
________________________________________________________________________________________________________
Entertainment — 0.8%
________________________________________________________________________________________________________
CPUK Finance, Ltd., 4.875%, 2/28/47(2)	GBP	1,000	$1,370,163
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	167	172,118
Pinewood Finance Co., Ltd., 3.25%, 9/30/25(2)	GBP	600	809,822
Scientific Games International, Inc., 7.00%, 5/15/28(1)	281	296,799
Scientific Games International, Inc., 7.25%, 11/15/29(1)	25	26,859
________________________________________________________________________________________________________
$2,675,761
________________________________________________________________________________________________________
Financial Intermediaries — 0.4%
________________________________________________________________________________________________________
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27(1)	705	$708,525
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26	197	207,156
JPMorgan Chase & Co., 4.60% to 2/1/25(3)(4)	386	394,550
________________________________________________________________________________________________________
$1,310,231
________________________________________________________________________________________________________
Food Products — 0.6%
________________________________________________________________________________________________________
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	1,946	$2,105,280
________________________________________________________________________________________________________
$2,105,280
________________________________________________________________________________________________________
Food/Drug Retailers — 0.3%
________________________________________________________________________________________________________
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 4.875%, 2/15/30(1)(8)	113	$116,390
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(1)	609	651,234
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 7.50%, 3/15/26(1)	300	332,812
________________________________________________________________________________________________________
$1,100,436
________________________________________________________________________________________________________
Health Care — 1.9%
________________________________________________________________________________________________________
Centene Corp., 4.25%, 12/15/27(1)	54	$56,530
Centene Corp., 4.625%, 12/15/29(1)	745	803,222
Encompass Health Corp., 4.50%, 2/1/28	522	538,646
Grifols S.A., 2.25%, 11/15/27(2)	EUR	840	954,892
HCA, Inc., 5.875%, 2/1/29	1,019	1,203,796
HCA, Inc., 7.69%, 6/15/25	200	243,773
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	2,000	1,942,220
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)	551	616,445
________________________________________________________________________________________________________
$6,359,524
________________________________________________________________________________________________________
Homebuilders/Real Estate — 0.0%(6)
________________________________________________________________________________________________________
M/I Homes, Inc., 4.95%, 2/1/28(1)	110	$113,575
________________________________________________________________________________________________________
$113,575
________________________________________________________________________________________________________
Insurance — 1.0%
________________________________________________________________________________________________________
AmWINS Group, Inc., 7.75%, 7/1/26(1)	222	$242,980
Galaxy Finco, Ltd., 9.25%, 7/31/27(2)	GBP	1,100	1,504,115
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)	126	133,919
Hub International, Ltd., 7.00%, 5/1/26(1)	1,375	1,419,653
________________________________________________________________________________________________________
$3,300,667
________________________________________________________________________________________________________
Internet Software & Services — 0.3%
________________________________________________________________________________________________________
Netflix, Inc., 4.875%, 4/15/28	50	$53,626
Netflix, Inc., 5.375%, 11/15/29(1)	811	884,225
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	85	54,825
________________________________________________________________________________________________________
$992,676
________________________________________________________________________________________________________
Leisure Goods/Activities/Movies — 0.3%
________________________________________________________________________________________________________
Mattel, Inc., 3.15%, 3/15/23	80	$79,433
Mattel, Inc., 6.75%, 12/31/25(1)	72	77,370
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	830	852,327
________________________________________________________________________________________________________
$1,009,130
________________________________________________________________________________________________________
Lodging and Casinos — 1.9%
________________________________________________________________________________________________________
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	1,062	$1,109,349
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27	700	779,625
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	543	590,838
VICI Properties, L.P./VICI Note Co., Inc., 3.75%, 2/15/27(1)(8)	256	257,760
VICI Properties, L.P./VICI Note Co., Inc., 4.125%, 8/15/30(1)(8)	256	260,320
VICI Properties, L.P./VICI Note Co., Inc., 4.25%, 12/1/26(1)	90	92,535
VICI Properties, L.P./VICI Note Co., Inc., 4.625%, 12/1/29(1)	2,790	2,920,712
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	215	223,331
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	97	100,820
________________________________________________________________________________________________________
$6,335,290
________________________________________________________________________________________________________
Media — 0.2%
________________________________________________________________________________________________________
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	556	$583,439
________________________________________________________________________________________________________
$583,439
________________________________________________________________________________________________________
Metals/Mining — 0.2%
________________________________________________________________________________________________________
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	504	$540,732
________________________________________________________________________________________________________
$540,732
________________________________________________________________________________________________________
Nonferrous Metals/Minerals — 0.7%
________________________________________________________________________________________________________
Eldorado Gold Corp., 9.50%, 6/1/24(1)	772	$829,580
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)	1,300	1,250,405
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	200	198,542
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	200	197,417
________________________________________________________________________________________________________
$2,475,944
________________________________________________________________________________________________________
Oil and Gas — 4.1%
________________________________________________________________________________________________________
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	213	$219,656
Centennial Resource Production, LLC, 6.875%, 4/1/27(1)	450	446,264
CITGO Holding, Inc., 9.25%, 8/1/24(1)	583	625,268
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	606	612,884
CVR Energy, Inc., 5.75%, 2/15/28(1)	297	291,506
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	1,500	739,271
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	1,663	1,576,358
Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.00%, 12/1/24(1)	1,300	1,186,789
Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(1)	50	45,354
Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(1)	1,133	1,011,596
Jagged Peak Energy, LLC, 5.875%, 5/1/26	1,012	1,044,761
Laredo Petroleum, Inc., 9.50%, 1/15/25	96	87,480
Laredo Petroleum, Inc., 10.125%, 1/15/28	145	129,753
MEG Energy Corp., 7.125%, 2/1/27(1)	320	317,699
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	50	36,830
Nabors Industries, Ltd., 7.25%, 1/15/26(1)	149	149,559
Nabors Industries, Ltd., 7.50%, 1/15/28(1)	161	159,793
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	2,028	2,002,630
Neptune Energy Bondco PLC, 6.625%, 5/15/25(2)	250	246,873
PBF Holding Co., LLC/PBF Finance Corp., 6.00%, 2/15/28(1)	422	432,592
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	238	245,969
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	352	374,586
Precision Drilling Corp., 6.50%, 12/15/21	134	134,221
Precision Drilling Corp., 7.125%, 1/15/26(1)	400	381,139
SM Energy Co., 5.00%, 1/15/24	1,000	915,415
SM Energy Co., 5.625%, 6/1/25	113	102,594
Transocean, Inc., 7.25%, 11/1/25(1)	350	330,747
________________________________________________________________________________________________________
$13,847,587
________________________________________________________________________________________________________
Packaging & Containers — 1.1%
________________________________________________________________________________________________________
ARD Finance S.A., 5.00%, (5.00% cash or 5.75% PIK), 6/30/27(2)(5)	EUR	618	$698,967
ARD Finance S.A., 6.50%, (6.50% cash or 7.25% PIK), 6/30/27(1)(5)	1,550	1,601,305
Trivium Packaging Finance B.V., 3.75%, 8/15/26(2)	EUR	1,210	1,408,497
________________________________________________________________________________________________________
$3,708,769
________________________________________________________________________________________________________
Pipelines — 0.4%
________________________________________________________________________________________________________
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	377	$294,993
EnLink Midstream, LLC, 5.375%, 6/1/29	471	427,349
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.50%, 3/1/30(1)	500	516,300
________________________________________________________________________________________________________
$1,238,642
________________________________________________________________________________________________________
Publishing — 0.8%
________________________________________________________________________________________________________
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)	2,500	$2,581,250
________________________________________________________________________________________________________
$2,581,250
________________________________________________________________________________________________________
Radio and Television — 0.9%
________________________________________________________________________________________________________
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	871	$869,237
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/27(1)	871	815,996
iHeartCommunications, Inc., 8.375%, 5/1/27	754	821,619
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	450	485,100
________________________________________________________________________________________________________
$2,991,952
________________________________________________________________________________________________________
Real Estate Investment Trusts (REITs) — 0.5%
________________________________________________________________________________________________________
Consus Real Estate AG, 9.625%, 5/15/24(2)	EUR	1,350	$1,678,829
________________________________________________________________________________________________________
$1,678,829
________________________________________________________________________________________________________
Retail — 0.4%
________________________________________________________________________________________________________
Newmark Group, Inc., 6.125%, 11/15/23	1,400	$1,536,438
________________________________________________________________________________________________________
$1,536,438
________________________________________________________________________________________________________
Software and Services — 0.1%
________________________________________________________________________________________________________
PTC, Inc., 3.625%, 2/15/25(1)(8)	107	$108,070
PTC, Inc., 4.00%, 2/15/28(1)(8)	107	108,338
________________________________________________________________________________________________________
$216,408
________________________________________________________________________________________________________
Steel — 0.9%
________________________________________________________________________________________________________
Allegheny Ludlum, LLC, 6.95%, 12/15/25	328	$349,030
Allegheny Technologies, Inc., 5.875%, 12/1/27	1,250	1,275,437
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	1,315	1,337,467
________________________________________________________________________________________________________
$2,961,934
________________________________________________________________________________________________________
Surface Transport — 0.5%
________________________________________________________________________________________________________
Anglian Water Osprey Financing PLC, 4.00%, 3/8/26(2)	GBP	1,200	$1,594,504
________________________________________________________________________________________________________
$1,594,504
________________________________________________________________________________________________________
Telecommunications — 3.9%
________________________________________________________________________________________________________
Altice Financing S.A., 2.25%, 1/15/25(2)	EUR	423	$460,951
Altice Finco S.A., 4.75%, 1/15/28(2)	EUR	2,675	3,002,975
Altice Luxembourg S.A., 8.00%, 5/15/27(2)	EUR	1,250	1,569,998
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	973	1,031,380
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24(1)	449	380,341
Matterhorn Telecom S.A., 3.125%, 9/15/26(2)	EUR	1,140	1,298,649
Sprint Capital Corp., 6.875%, 11/15/28	457	465,843
Sprint Communications, Inc., 6.00%, 11/15/22	290	299,941
Sprint Corp., 7.625%, 2/15/25	405	422,613
Sprint Corp., 7.625%, 3/1/26	815	852,083
Sprint Corp., 7.875%, 9/15/23	805	856,902
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(2)	EUR	1,280	1,485,708
Telecom Italia SpA, 3.00%, 9/30/25(2)	EUR	535	640,420
Ypso Finance Bis S.A., 4.00%, 2/15/28(2)(8)	EUR	368	404,353
Ypso Finance Bis S.A., 6.00%, 2/15/28(1)(8)	200	198,634
________________________________________________________________________________________________________
$13,370,791
________________________________________________________________________________________________________
Transportation — 0.5%
________________________________________________________________________________________________________
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	166	$168,911
JSL Europe S.A., 7.75%, 7/26/24(1)	1,441	1,557,498
________________________________________________________________________________________________________
$1,726,409
________________________________________________________________________________________________________
Utilities — 0.5%
________________________________________________________________________________________________________
Calpine Corp., 4.50%, 2/15/28(1)	468	$466,245
Calpine Corp., 5.125%, 3/15/28(1)	359	358,103
Vistra Operations Co., LLC, 4.30%, 7/15/29(1)	914	942,290
Vistra Operations Co., LLC, 5.00%, 7/31/27(1)	29	29,816
________________________________________________________________________________________________________
$1,796,454
________________________________________________________________________________________________________
Total Corporate Bonds & Notes (identified cost $127,423,372)	$129,955,759
________________________________________________________________________________________________________
Senior Floating-Rate Loans — 40.5%(9)
________________________________________________________________________________________________________
Borrower/ Tranche Description	Principal Amount (000's omitted)	*	Value
Aerospace and Defense — 0.8%
________________________________________________________________________________________________________
Dynasty Acquisition Co., Inc., Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing 4/6/26	65	$65,221
TransDigm, Inc., Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing 6/9/23	2,741	2,742,041
________________________________________________________________________________________________________
$2,807,262
________________________________________________________________________________________________________
Automotive — 0.0%(6)
________________________________________________________________________________________________________
Dayco Products, LLC, Term Loan, 6.16%, (3 mo. USD LIBOR + 4.25%), Maturing 5/19/23	98	$89,129
Garrett LX III S.a.r.l., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing 9/27/25	EUR	61	68,464
________________________________________________________________________________________________________
$157,593
________________________________________________________________________________________________________
Building and Development — 1.8%
________________________________________________________________________________________________________
Core & Main L.P., Term Loan, 4.57%, (USD LIBOR + 2.75%), Maturing 8/1/24(10)	1,390	$1,392,480
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing 8/21/25	3,290	3,310,732
Quikrete Holdings, Inc., Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing 2/1/27	200	200,656
Werner FinCo L.P., Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing 7/24/24	1,198	1,196,482
WireCo WorldGroup, Inc., Term Loan, 6.65%, (1 mo. USD LIBOR + 5.00%), Maturing 9/30/23	98	94,083
________________________________________________________________________________________________________
$6,194,433
________________________________________________________________________________________________________
Business Equipment and Services — 4.1%
________________________________________________________________________________________________________
AlixPartners, LLP, Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing 4/4/24	2,243	$2,253,741
Allied Universal Holdco, LLC, Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing 7/10/26	2,524	2,545,960
Allied Universal Holdco, LLC, Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing 7/10/26	176	177,181
IG Investment Holdings, LLC, Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing 5/23/25	99	99,136
Iron Mountain, Inc., Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing 1/2/26	2,070	2,068,010
Kronos Incorporated, Term Loan, 4.91%, (3 mo. USD LIBOR + 3.00%), Maturing 11/1/23	1,848	1,858,047
KUEHG Corp., Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing 2/21/25	298	299,763
Pike Corporation, Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing 7/24/26	196	197,642
Pre-Paid Legal Services, Inc., Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing 5/1/25	194	195,652
Presidio, Inc., Term Loan, Maturing 1/22/27(11)	2,500	2,516,668
Spin Holdco, Inc., Term Loan, 5.09%, (3 mo. USD LIBOR + 3.25%), Maturing 11/14/22	1,795	1,794,534
________________________________________________________________________________________________________
$14,006,334
________________________________________________________________________________________________________
Cable and Satellite Television — 2.5%
________________________________________________________________________________________________________
Altice France S.A., Term Loan, 5.68%, (1 mo. USD LIBOR + 4.00%), Maturing 8/14/26	2,987	$2,992,470
Telenet Financing USD, LLC, Term Loan, Maturing 4/30/28(11)	1,525	1,522,005
Telenet International Finance S.a.r.l., Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing 4/24/29	EUR	100	111,163
Virgin Media Bristol, LLC, Term Loan, 4.18%, (1 mo. USD LIBOR + 2.50%), Maturing 1/31/28	2,800	2,806,126
Ziggo Secured Finance Partnership, Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing 4/15/25	1,000	1,002,764
________________________________________________________________________________________________________
$8,434,528
________________________________________________________________________________________________________
Chemicals and Plastics — 0.8%
________________________________________________________________________________________________________
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing 6/1/24	997	$998,042
Ferro Corporation, Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing 2/14/24	100	100,307
Ferro Corporation, Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing 2/14/24	98	98,173
H.B. Fuller Company, Term Loan, 3.66%, (1 mo. USD LIBOR + 2.00%), Maturing 10/20/24	221	221,836
Kraton Polymers, LLC, Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing 3/5/25	74	74,359
Messer Industries GmbH, Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing 3/1/26	EUR	75	83,664
PQ Corporation, Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing 2/8/25	82	82,207
Starfruit Finco B.V., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing 10/1/25	EUR	75	83,584
Starfruit Finco B.V., Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing 10/1/25	199	199,933
Tronox Finance, LLC, Term Loan, 4.52%, (USD LIBOR + 2.75%), Maturing 9/23/24(10)	85	85,298
Univar, Inc., Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing 7/1/24	512	514,753
________________________________________________________________________________________________________
$2,542,156
________________________________________________________________________________________________________
Containers and Glass Products — 0.7%
________________________________________________________________________________________________________
Reynolds Group Holdings, Inc., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing 2/5/23	2,297	$2,304,996
________________________________________________________________________________________________________
$2,304,996
________________________________________________________________________________________________________
Cosmetics/Toiletries — 0.6%
________________________________________________________________________________________________________
KIK Custom Products, Inc., Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing 5/15/23	2,200	$2,172,867
________________________________________________________________________________________________________
$2,172,867
________________________________________________________________________________________________________
Drugs — 1.4%
________________________________________________________________________________________________________
Bausch Health Companies, Inc., Term Loan, 4.67%, (1 mo. USD LIBOR + 3.00%), Maturing 6/2/25	2,332	$2,345,539
Horizon Therapeutics USA, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 2.25%), Maturing 5/22/26	51	51,549
Jaguar Holding Company II, Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing 8/18/22	2,396	2,399,074
________________________________________________________________________________________________________
$4,796,162
________________________________________________________________________________________________________
Ecological Services and Equipment — 0.5%
________________________________________________________________________________________________________
GFL Environmental, Inc., Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing 5/30/25	1,548	$1,548,578
________________________________________________________________________________________________________
$1,548,578
________________________________________________________________________________________________________
Electronics/Electrical — 6.5%
________________________________________________________________________________________________________
Applied Systems, Inc., Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing 9/19/24	2,843	$2,856,471
Avast Software B.V., Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing 9/29/23	38	38,068
Banff Merger Sub, Inc., Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), Maturing 10/2/25	1,791	1,769,096
Electro Rent Corporation, Term Loan, 6.80%, (3 mo. USD LIBOR + 5.00%), Maturing 1/31/24	2,000	2,010,000
Epicor Software Corporation, Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing 6/1/22	2,243	2,256,167
Go Daddy Operating Company, LLC, Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing 2/15/24	148	148,925
Hyland Software, Inc., Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing 7/1/24	2,836	2,854,694
Infor (US), Inc., Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing 2/1/22	3,192	3,217,289
Informatica, LLC, Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing 8/5/22	2,542	2,552,303
MA FinanceCo., LLC, Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing 6/21/24	51	50,684
MACOM Technology Solutions Holdings, Inc., Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing 5/17/24	98	95,777
Seattle Spinco, Inc., Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing 6/21/24	344	342,280
SolarWinds Holdings, Inc., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing 2/5/24	696	699,742
Tibco Software, Inc., Term Loan, 5.74%, (1 mo. USD LIBOR + 4.00%), Maturing 6/30/26	1,198	1,205,963
Uber Technologies, Inc., Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing 7/13/23	248	247,702
Uber Technologies, Inc., Term Loan, 5.66%, (1 mo. USD LIBOR + 4.00%), Maturing 4/4/25	992	994,149
Ultimate Software Group, Inc. (The), Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing 5/4/26	499	501,511
Western Digital Corporation, Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing 4/29/23	139	139,099
________________________________________________________________________________________________________
$21,979,920
________________________________________________________________________________________________________
Farming/Agriculture — 0.1%
________________________________________________________________________________________________________
BellRing Brands, LLC, Term Loan, Maturing 10/21/24(11)	242	$246,181
________________________________________________________________________________________________________
$246,181
________________________________________________________________________________________________________
Financial Intermediaries — 0.5%
________________________________________________________________________________________________________
Evergood 4 ApS, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing 2/6/25	EUR	75	$83,972
Nets Holding A/S, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing 2/6/25	EUR	1,000	1,111,406
Spectacle Gary Holdings, LLC, Term Loan, 0.50%, Maturing 12/23/25(12)	30	31,642
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	416	436,658
________________________________________________________________________________________________________
$1,663,678
________________________________________________________________________________________________________
Food Products — 2.5%
________________________________________________________________________________________________________
CHG PPC Parent, LLC, Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing 3/31/25	EUR	100	$111,829
HLF Financing S.a.r.l., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing 8/18/25	2,643	2,666,576
JBS USA Lux S.A., Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing 5/1/26	2,912	2,931,332
Nomad Foods Europe Midco Limited, Term Loan, 3.93%, (1 mo. USD LIBOR + 2.25%), Maturing 5/15/24	2,650	2,656,625
________________________________________________________________________________________________________
$8,366,362
________________________________________________________________________________________________________
Food Service — 0.7%
________________________________________________________________________________________________________
1011778 B.C. Unlimited Liability Company, Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing 11/19/26	2,425	$2,428,410
________________________________________________________________________________________________________
$2,428,410
________________________________________________________________________________________________________
Food/Drug Retailers — 0.9%
________________________________________________________________________________________________________
Albertsons, LLC, Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing 8/17/26	3,110	$3,120,653
________________________________________________________________________________________________________
$3,120,653
________________________________________________________________________________________________________
Health Care — 1.5%
________________________________________________________________________________________________________
ADMI Corp., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing 4/30/25	99	$98,722
Avantor, Inc., Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing 11/21/24	2,717	2,738,798
Change Healthcare Holdings, LLC, Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing 3/1/24	478	479,084
CHG Healthcare Services, Inc., Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing 6/7/23	99	99,207
MPH Acquisition Holdings, LLC, Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing 6/7/23	1,193	1,177,474
National Mentor Holdings, Inc., Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing 3/9/26	5	5,278
National Mentor Holdings, Inc., Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing 3/9/26	94	94,872
Ortho-Clinical Diagnostics S.A., Term Loan, 5.01%, (1 mo. USD LIBOR + 3.25%), Maturing 6/30/25	395	390,839
U.S. Anesthesia Partners, Inc., Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing 6/23/24	79	78,358
________________________________________________________________________________________________________
$5,162,632
________________________________________________________________________________________________________
Home Furnishings — 0.0%(6)
________________________________________________________________________________________________________
Hillman Group, Inc. (The), Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing 5/31/25	14	$13,703
________________________________________________________________________________________________________
$13,703
________________________________________________________________________________________________________
Industrial Equipment — 2.5%
________________________________________________________________________________________________________
Apex Tool Group, LLC, Term Loan, 7.15%, (1 mo. USD LIBOR + 5.50%), Maturing 8/1/24	2,090	$2,068,190
DexKo Global, Inc., Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing 7/24/24	1,098	1,099,933
EWT Holdings III Corp., Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing 12/20/24	1,373	1,380,983
Filtration Group Corporation, Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing 3/29/25	1,691	1,699,920
Gardner Denver, Inc., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing 7/30/24	195	195,765
Gates Global, LLC, Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing 4/1/24	98	98,345
Robertshaw US Holding Corp., Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing 2/28/25	1,946	1,815,064
________________________________________________________________________________________________________
$8,358,200
________________________________________________________________________________________________________
Insurance — 2.8%
________________________________________________________________________________________________________
AmWINS Group, Inc., Term Loan, 4.41%, (1 mo. USD LIBOR + 2.75%), Maturing 1/25/24	1,838	$1,855,132
Asurion, LLC, Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing 8/4/22	281	281,651
Asurion, LLC, Term Loan - Second Lien, 8.15%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	3,000	3,044,250
Hub International Limited, Term Loan, 4.55%, (3 mo. USD LIBOR + 2.75%), Maturing 4/25/25	2,738	2,739,239
USI, Inc., Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing 5/16/24	1,497	1,493,958
________________________________________________________________________________________________________
$9,414,230
________________________________________________________________________________________________________
Leisure Goods/Activities/Movies — 2.8%
________________________________________________________________________________________________________
Crown Finance US, Inc., Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing 2/28/25	2,815	$2,795,046
Crown Finance US, Inc., Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing 9/30/26	249	248,206
Delta 2 (LUX) S.a.r.l., Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing 2/1/24	3,250	3,244,231
Lindblad Expeditions, Inc., Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing 3/27/25	20	19,848
Lindblad Expeditions, Inc., Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing 3/27/25	79	79,391
Motion Finco S.a.r.l., Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing 11/13/26	EUR	1,200	1,343,170
Playtika Holding Corp., Term Loan, 7.65%, (1 mo. USD LIBOR + 6.00%), Maturing 12/10/24	1,427	1,442,608
SRAM, LLC, Term Loan, 4.46%, (1 mo. USD LIBOR + 2.75%), Maturing 3/15/24	212	212,959
Vue International Bidco PLC, Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing 7/3/26	EUR	42	47,383
Vue International Bidco PLC, Term Loan, Maturing 7/3/26(11)	8	8,520
________________________________________________________________________________________________________
$9,441,362
________________________________________________________________________________________________________
Lodging and Casinos — 0.8%
________________________________________________________________________________________________________
CityCenter Holdings, LLC, Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing 4/18/24	148	$148,188
Four Seasons Hotels Limited, Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing 11/30/23	98	99,295
Golden Nugget, Inc., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing 10/4/23	2,484	2,492,373
________________________________________________________________________________________________________
$2,739,856
________________________________________________________________________________________________________
Oil and Gas — 1.0%
________________________________________________________________________________________________________
Chesapeake Energy Corporation, Term Loan, 9.93%, (3 mo. USD LIBOR + 8.00%), Maturing 6/24/24	809	$810,011
CITGO Petroleum Corporation, Term Loan, 6.44%, (3 mo. USD LIBOR + 4.50%), Maturing 7/29/21	547	549,331
CITGO Petroleum Corporation, Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing 3/28/24	1,743	1,747,945
PSC Industrial Holdings Corp., Term Loan, 5.43%, (1 mo. USD LIBOR + 3.75%), Maturing 10/11/24	198	197,490
________________________________________________________________________________________________________
$3,304,777
________________________________________________________________________________________________________
Publishing — 0.6%
________________________________________________________________________________________________________
Getty Images, Inc., Term Loan, 6.19%, (1 mo. USD LIBOR + 4.50%), Maturing 2/19/26	2,182	$2,164,501
________________________________________________________________________________________________________
$2,164,501
________________________________________________________________________________________________________
Retailers (Except Food and Drug) — 1.0%
________________________________________________________________________________________________________
BJ's Wholesale Club, Inc., Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing 2/3/24	3,234	$3,253,232
Hoya Midco, LLC, Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing 6/30/24	198	197,143
________________________________________________________________________________________________________
$3,450,375
________________________________________________________________________________________________________
Steel — 0.8%
________________________________________________________________________________________________________
GrafTech Finance, Inc., Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	2,109	$2,101,009
Zekelman Industries, Inc., Term Loan, 3.91%, (1 mo. USD LIBOR + 2.25%), Maturing 1/24/27	500	501,037
________________________________________________________________________________________________________
$2,602,046
________________________________________________________________________________________________________
Surface Transport — 0.0%(6)
________________________________________________________________________________________________________
1199169 B.C. Unlimited Liability Company, Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing 4/6/26	35	$35,065
________________________________________________________________________________________________________
$35,065
________________________________________________________________________________________________________
Telecommunications — 1.4%
________________________________________________________________________________________________________
CenturyLink, Inc., Term Loan, Maturing 3/15/27(11)	2,775	$2,775,000
eircom Holdings (Ireland) Limited, Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing 5/15/26	EUR	76	85,157
Ziggo Financing Partnership, Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing 4/30/28	1,850	1,853,276
________________________________________________________________________________________________________
$4,713,433
________________________________________________________________________________________________________
Utilities — 0.9%
________________________________________________________________________________________________________
Brookfield WEC Holdings, Inc., Term Loan, 4.65%, (1 mo. USD LIBOR + 3.00%), Maturing 8/1/25	298	$299,678
Calpine Corporation, Term Loan, 4.20%, (3 mo. USD LIBOR + 2.25%), Maturing 1/15/24	2,885	2,898,193
________________________________________________________________________________________________________
$3,197,871
________________________________________________________________________________________________________
Total Senior Floating-Rate Loans (identified cost $137,113,794)	$137,368,164
________________________________________________________________________________________________________
Asset-Backed Securities — 8.2%
________________________________________________________________________________________________________
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Allegany Park CLO, Ltd.
Series 2019-1A, Class E, 8.675%, (3 mo. USD LIBOR + 6.78%), 1/20/33(1)(7)	$1,000	$1,006,674
Ares LII CLO, Ltd.
Series 2019-52A, Class D, 5.752%, (3 mo. USD LIBOR + 3.95%), 4/22/31(1)(7)	1,750	1,764,629
Series 2019-52A, Class E, 8.352%, (3 mo. USD LIBOR + 6.55%), 4/22/31(1)(7)	250	250,394
Bardot CLO, Ltd.
Series 2019-2A, Class E, 8.816%, (3 mo. USD LIBOR + 6.95%), 10/22/32(1)(7)	500	505,445
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class D, 5.691%, (3 mo. USD LIBOR + 3.80%), 1/15/33(1)(7)	1,000	1,002,722
Series 2019-19A, Class E, 8.908%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(7)	1,000	1,006,484
Benefit Street Partners CLO XVIII, Ltd.
Series 2019-18A, Class E, 8.809%, (3 mo. USD LIBOR + 6.90%), 10/15/32(1)(7)	500	503,810
BlueMountain CLO XXVI, Ltd.
Series 2019-26A, Class E, 9.526%, (3 mo. USD LIBOR + 7.70%), 10/20/32(1)(7)	500	506,054
BlueMountain CLO, Ltd.
Series 2018-1A, Class E, 7.72%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(7)	250	235,747
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class C, 4.744%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(7)	2,725	2,641,574
Series 2014-4RA, Class C, 4.731%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(7)	2,000	1,883,228
Series 2014-4RA, Class D, 7.481%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(7)	250	219,375
Series 2015-5A, Class DR, 8.519%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(7)	250	240,178
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	63	65,561
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	38	38,747
Invitation Homes Trust
Series 2018-SFR2, Class E, 3.676%, (1 mo. USD LIBOR + 2.00%), 6/17/37(1)(7)	400	402,619
Series 2018-SFR3, Class E, 3.669%, (1 mo. USD LIBOR + 2.00%), 7/17/37(1)(7)	3,000	3,016,063
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, 8.501%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(7)	500	497,181
Madison Park Funding XXXVI, Ltd.
Series 2019-36A, Class D, 5.692%, (3 mo. USD LIBOR + 3.75%), 1/15/33(1)(7)	1,000	1,009,483
Series 2019-36A, Class E, 9.192%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(7)	1,000	1,006,129
Neuberger Berman CLO XIV, Ltd.
Series 2013-14A, Class ER, 8.245%, (3 mo. USD LIBOR + 6.45%), 1/28/30(1)(7)	250	243,576
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class ER, 7.896%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(7)	250	243,242
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A, 3.193%, 1/25/23(1)	116	117,025
Oaktree CLO, Ltd.
Series 2019-3A, Class D, 5.779%, (3 mo. USD LIBOR + 3.96%), 7/20/31(1)(7)	2,500	2,504,052
Series 2019-3A, Class E, 8.589%, (3 mo. USD LIBOR + 6.77%), 7/20/31(1)(7)	1,000	985,937
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 7.686%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(7)	250	248,620
Series 2019-1A, Class D, 8.935%, (3 mo. USD LIBOR + 7.00%), 11/14/32(1)(7)	500	504,279
Pnmac Gmsr Issuer Trust
Series 2018-GT2, Class A, 4.311%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(7)	117	117,887
Regatta XII Funding, Ltd.
Series 2019-1A, Class E, 8.851%, (3 mo. USD LIBOR + 6.85%), 10/15/32(1)(7)	400	401,188
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 7.744%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(7)	1,000	959,991
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 8.294%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(7)	250	245,956
Southwick Park CLO, LLC
Series 2019-4A, Class D, 5.669%, (3 mo. USD LIBOR + 3.85%), 7/20/32(1)(7)	3,000	3,029,501
Voya CLO, Ltd.
Series 2016-3A, Class DR, 7.899%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(7)	250	227,998
________________________________________________________________________________________________________
Total Asset-Backed Securities (identified cost $27,393,025)	$27,631,349
________________________________________________________________________________________________________
Collateralized Mortgage Obligations — 2.8%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA2, Class M2, 4.111%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(7)	$458	$464,670
Series 2020-DNA1, Class M2, 3.359%, , (1 mo. USD LIBOR + 1.70%), 1/25/50(1)(7)	1,750	1,754,130
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R05, Class 1M2, 3.661%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(7)	1,500	1,510,254
Series 2019-R07, Class 1M2, 3.761%, (1 mo. USD LIBOR + 2.10%), 10/25/39(1)(7)	1,500	1,519,207
Series 2020-R01, Class 1M2, 3.677%, (1 mo. USD LIBOR + 2.05%), 1/25/40(1)(7)	1,000	1,013,815
Government National Mortgage Association:
Series 2019-111, Class DZ, 3.50%, 4/20/48	1,348	1,348,789
Series 2019-111, Class LZ, 3.50%, 9/20/49	1,997	1,999,810
________________________________________________________________________________________________________
Total Collateralized Mortgage Obligations (identified cost $9,568,822)	$9,610,675
________________________________________________________________________________________________________
Commercial Mortgage-Backed Securities — 1.8%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(13)	$600	$576,882
Citigroup Commercial Mortgage Trust
Series 2017-MDRB, Class C, 4.176%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(7)	100	100,052
COMM Mortgage Trust
Series 2015-CR22, Class D, 4.254%, 3/10/48(1)(13)	100	100,833
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.599%, 8/15/46(1)(13)	150	153,950
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	150	142,068
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(13)	1,785	1,524,292
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class C, 3.94%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(7)	100	99,675
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.685%, 9/15/58(13)	100	108,073
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,700	1,518,027
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	2,025	1,713,108
________________________________________________________________________________________________________
Total Commercial Mortgage-Backed Securities (identified cost $5,077,560)	$6,036,960
________________________________________________________________________________________________________
Foreign Government Bonds — 4.1%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Bahrain — 0.5%
________________________________________________________________________________________________________
Bahrain Government International Bond, 7.00%, 1/26/26(2)	$1,300	$1,524,965
________________________________________________________________________________________________________
Total Bahrain	$1,524,965
________________________________________________________________________________________________________
Egypt — 1.1%
________________________________________________________________________________________________________
Arab Republic of Egypt, 6.875%, 4/30/40(2)	$950	$977,202
Arab Republic of Egypt, 7.053%, 1/15/32(2)	2,500	2,670,575
________________________________________________________________________________________________________
Total Egypt	$3,647,777
________________________________________________________________________________________________________
El Salvador — 0.7%
________________________________________________________________________________________________________
Republic of El Salvador, 7.65%, 6/15/35(2)	$2,050	$2,390,187
________________________________________________________________________________________________________
Total El Salvador	$2,390,187
________________________________________________________________________________________________________
Jordan — 0.7%
________________________________________________________________________________________________________
Jordan Government International Bond, 7.375%, 10/10/47(2)	$2,100	$2,313,957
________________________________________________________________________________________________________
Total Jordan	$2,313,957
________________________________________________________________________________________________________
Nigeria — 0.2%
________________________________________________________________________________________________________
Republic of Nigeria, 7.875%, 2/16/32(2)	$739	$774,749
________________________________________________________________________________________________________
Total Nigeria	$774,749
________________________________________________________________________________________________________
Ukraine — 0.9%
________________________________________________________________________________________________________
Ukraine Government International Bond, 9.75%, 11/1/28(2)	$2,550	$3,181,273
________________________________________________________________________________________________________
Total Ukraine	$3,181,273
________________________________________________________________________________________________________
Total Foreign Government Bonds (identified cost $13,104,842)	$13,832,908
________________________________________________________________________________________________________
Common Stocks — 0.0%(6)
Security	Shares	Value
________________________________________________________________________________________________________
Oil and Gas
________________________________________________________________________________________________________
Sable Permian Resources, LLC(14)(15)(16)	11,719,991	$0
$0
Radio and Television
________________________________________________________________________________________________________
Clear Channel Outdoor Holdings, Inc.(14)(15)	401	$1,095
iHeartMedia, Inc., Class A(14)(15)	84	1,485
________________________________________________________________________________________________________
$2,580
Total Common Stocks (identified cost $11,462,635)	$2,580
________________________________________________________________________________________________________
Convertible Bonds — 0.9%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Ascent Resources-Utica, LLC/ARU Finance Corp., 6.50%, 3/1/21(1)(5)	$2,113	$3,000,614
________________________________________________________________________________________________________
Total Convertible Bonds (identified cost $1,848,395)	$3,000,614
________________________________________________________________________________________________________
Warrants — 0.0%(6)
Security	Shares	Value
________________________________________________________________________________________________________
iHeartMedia, Inc., Exp. 5/1/39(14)	427	$7,549
Sable Permian Resources, LLC, Exp. 5/2/22(14)(15)(16)	1,938,645	0
________________________________________________________________________________________________________
Total Warrants (identified cost $7,076)	$7,549
________________________________________________________________________________________________________
Short-Term Investments — 8.8%
Description	Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(17)	29,843,589	$29,846,573
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $29,844,876)	$29,846,573
________________________________________________________________________________________________________
Total Investments — 105.5% (identified cost $362,844,397)	$357,293,131
________________________________________________________________________________________________________
Less Unfunded Loan Commitments — (0.0)%(6)	$(30,135)
________________________________________________________________________________________________________
Net Investments — 105.5%
(identified cost $362,814,262)	$357,262,996
________________________________________________________________________________________________________
Other Assets, Less Liabilities — (5.5)%	$(18,509,193)
________________________________________________________________________________________________________
Net Assets — 100.0%	$338,753,803
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.
(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $116,590,788 or 34.4% of the Fund's net assets.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities is $51,010,275 or 15.1% of the Fund's net assets.

(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2020.
(8)	When-issued security.
(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate.

(10)

The stated interest rate represents the weighted average interest rate at January 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)	This Senior Loan will settle after January 31, 2020, at which time the interest rate will be determined.
(12)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2020, the total value of unfunded loan commitments is $31,642.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2020.
(14)	Non-income producing security.
(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(16)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Eaton Vance

Multi-Asset Credit Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
___________________________________________________________________________________________________________
EUR	368,000	USD	407,210	State Street Bank and Trust Company	2/6/20	969	—
USD	929,809	EUR	832,791	State Street Bank and Trust Company	3/31/20	3,022	—
USD	223,053	EUR	199,500	State Street Bank and Trust Company	3/31/20	1,036	—
USD	1,113,067	EUR	1,002,611	State Street Bank and Trust Company	3/31/20	—	(2,707)
EUR	873,388	USD	975,129	Bank of America, N.A.	4/14/20	—	(2,335)
USD	975,745	EUR	873,388	Bank of America, N.A.	4/14/20	2,951	—
GBP	865,067	USD	1,134,499	State Street Bank and Trust Company	4/30/20	10,443	—
USD	13,631,195	EUR	12,311,000	Bank of America, N.A.	4/30/20	—	(94,223)
USD	5,117,976	EUR	4,622,274	Citibank, N.A.	4/30/20	—	(35,354)
USD	6,901,308	EUR	6,233,000	Goldman Sachs International	4/30/20	—	(47,804)
USD	1,093,293	EUR	982,933	State Street Bank and Trust Company	4/30/20	—	(2,569)
USD	4,490,652	GBP	3,439,000	Citibank, N.A.	4/30/20	—	(60,967)
USD	3,169,445	GBP	2,427,298	State Street Bank and Trust Company	4/30/20	—	(43,157)
___________________________________________________________________________________________________________
						$18,421	$(289,116)
___________________________________________________________________________________________________________

Centrally Cleared Credit Default Swaps – Sell Protection
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Markit CDX High Yield Index (CDX.NA.HY.33.V2)	$10,000	5.00%(1) (pays quarterly)	12/20/24	3.09%	$884,134	$(915,568)	$(31,434)
___________________________________________________________________________________________________________
Total	$10,000				$884,134	$(915,568)	$(31,434)
___________________________________________________________________________________________________________

* If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2020, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $10,000,000.

** The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

*** Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1) Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment In Kind
Currency Abbreviations:
EUR		-	Euro
GBP		-	British Pound Sterling
USD		-	United States Dollar

Eaton Vance

Multi-Asset Credit Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

At January 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates.

At January 31, 2020, the value of the Fund's investment in affiliated funds was $29,846,573, which represents 8.8% of the Fund's net assets. Transactions in affiliated funds by the Fund for the period ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$8,204,172	$225,637,769	$(203,997,890)	$1,841	$681	$29,846,573	$129,892	29,843,589

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:

Eaton Vance

Multi-Asset Credit Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Asset Description	Level 1	Level 2	Level 3*	Total
________________________________________________________________________________________________________
Corporate Bonds & Notes	$—	$129,955,759	$—	$129,955,759
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	137,338,029	—	137,338,029
Asset-Backed Securities	—	27,631,349	—	27,631,349
Collateralized Mortgage Obligations	—	9,610,675	—	9,610,675
Commercial Mortgage-Backed Securities	—	6,036,960	—	6,036,960
Foreign Government Bonds	—	13,832,908	—	13,832,908
Common Stocks	2,580	—	0	2,580
Convertible Bonds	—	3,000,614	—	3,000,614
Warrants	7,549	—	0	7,549
Short-Term Investments	—	29,846,573	—	29,846,573
________________________________________________________________________________________________________
Total Investments	$10,129	$357,252,867	$0	$357,262,996
________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts	$—	$18,421	$—	$18,421
Swap Contracts	—	884,134	—	884,134
________________________________________________________________________________________________________
Total	$10,129	$358,155,422	$—	$358,165,551
________________________________________________________________________________________________________

Liability Description
________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts	$—	$(289,116)	$—	$(289,116)
________________________________________________________________________________________________________
Total	$—	$(289,116)	$—	$(289,116)
________________________________________________________________________________________________________

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2020 is not presented.

Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract.

When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Eaton Vance

Multi-Asset Credit Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

For additional information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.